Income Taxes - Summary of Unrecognized Income Tax Benefits (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Changes to company's unrecognized tax benefits
Gross amount of unrecognized tax benefits as of the beginning of the period	$ 0
Decreases related to prior year tax provisions	0
Increases related to current year tax provisions	188
Gross amount of unrecognized tax benefits as of the end of the period	$ 188